INVESTMENTS IN UNCONSOLIDATED ENTITIES (Q2)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN UNCONSOLIDATED ENTITIES
NOTE 5. INVESTMENTS IN UNCONSOLIDATED ENTITIES

The Company’s investments in unconsolidated entities are as follows:

	June 30, 2019	December 31, 2018
TIC Interest	$10,627,777	$10,749,332
REIT I	3,359,296	3,526,483
	$13,987,073	$14,275,815

The Company’s income from investments in unconsolidated entities, net is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
TIC Interest	$71,703	$70,907	$152,063	$120,687
REIT I	(15,748)	(32,301)	(22,075)	(27,202)
	$55,955	$38,606	$129,988	$93,485

TIC Interest

On September 28, 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired an approximate 72.7% interest in an office property in San Clara, California. The remaining approximate 27.3% of undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4%) and Hagg Lane III, LLC (an approximate 3.9%). The manager of Hagg Lane II, LLC and Hagg Lane III, LLC is a board member of the Sponsor. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company’s TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations. During the three months ended June 30, 2019 and 2018, the Company received $109,720 and $136,849 in cash distributions from its TIC Interest, respectively, and during the six months ended June 30, 2019 and 2018, the Company received $273,618 and $316,535, respectively.

The following is summarized financial information for the Santa Clara property:

	June 30, 2019	December 31, 2018
Assets:
Real estate investments, net	$31,172,028	$31,668,300
Cash and cash equivalents	523,176	466,379
Other assets	183,352	117,075
Total assets	$31,878,556	$32,251,754
Liabilities:
Mortgage notes payable	$13,871,312	$13,994,844
Below-market lease, net	3,028,569	3,103,778
Other liabilities	53,779	61,188
Total liabilities	16,953,660	17,159,810
Total equity	14,924,896	15,091,944
Total liabilities and equity	$31,878,556	$32,251,754

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Total revenues	$693,571	$713,218	$1,359,992	$1,322,012
Expenses:
Interest expense	143,367	145,960	285,886	290,985
Depreciation and amortization	248,136	248,136	496,272	495,349
Other expenses	203,452	223,358	368,697	369,694
Total expenses	594,955	617,454	1,150,855	1,156,028
Net income	$98,616	$95,764	$209,137	$165,984

REIT I

The Company’s investment in REIT I represented an approximate 4.8% ownership interest as of June 30, 2019 and December 31, 2018. The Company recorded its share of loss of REIT I based on REIT I’s results of operations for the three and six months ended June 30, 2019 and 2018. During the three months ended June 30, 2019 and 2018, the Company received $75,746 and $68,316 in cash distributions, respectively, related to its investment in REIT I and during the six months ended June 30, 2019 and 2018, the Company received $145,112 and $136,632, respectively. The following is summarized financial information for REIT I:

	June 30, 2019	December 31, 2018
Assets:
Real estate investments, net	$120,644,631	$125,075,537
Cash and cash equivalents and restricted cash	3,258,934	3,376,145
Other assets	2,647,717	3,070,475
Total assets	$126,551,282	$131,522,157
Liabilities:
Mortgage notes payable, net	$62,033,836	$61,446,068
Below-market lease intangibles, net	2,675,761	3,105,843
Other liabilities	1,535,864	3,359,618
Total liabilities	66,245,461	67,911,529
Redeemable common stock	—	163,572
Total shareholders’ equity	60,305,821	63,447,056
Total liabilities and shareholders’ equity	$126,551,282	$131,522,157

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Total revenues	$3,277,710	$3,365,163	$6,566,354	$6,596,381
Expenses:
Depreciation and amortization	1,444,354	1,409,093	2,886,414	2,857,337
Interest expense	982,223	631,838	1,845,396	1,116,711
Impairment of real estate investment property (1)	—	862,190	—	862,190
Other expenses	1,175,029	1,206,883	2,403,892	2,386,920
Total expenses	3,601,606	4,110,004	7,135,702	7,223,158
Other income:
Other income (2)	—	—	113,773	—
Net loss	$(323,896)	$(744,841)	$(455,575)	$(626,777)

(1)          During the three months ended June 30, 2018, REIT I recorded an impairment charge of $862,190 related to its investment in a property in Antioch, California due to the expiration of the tenant’s lease term at December 31, 2017 and REIT I’s subsequent difficulties encountered during the first half of 2018 in its efforts to re-lease the property at acceptable rent rates and without incurring substantial potential tenant improvement costs. The impairment charge was less than 1.0% of REIT I’s total investments in real estate property and the book value of the property after the impairment charge was less than 2.0% of REIT I’s total investments in real estate property as of June 30, 2018.

(2)          The gain on sale of real estate investment property of $113,773 during the six months ended June 30, 2019 was due to the higher mortgage loan balance and related interest payable of the property in Antioch, California compared to its net book value when it was relinquished in a foreclosure sale on March 13, 2019.